Income Taxes - Summary of Reconciliation Between Effective Income Tax Rate And PRC Statutory Income Tax Rate (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Corporate income tax rate	50.00%